UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22312

ACAP Strategic Fund
(Exact name of registrant as specified in charter)

350 Madison Avenue, 9th Floor
New York, New York 10017
(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC
350 Madison Avenue, 9th Floor
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:	212-716-6840

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)

		June 30, 2016
Shares		Fair Value
	Investments in Securities – 109.01%
	Common Stocks – 109.01%
	China – 11.16%
	E-Commerce / Products – 3.75%
692,200	Alibaba Group Holding Ltd ADR *	$55,050,666
823,050	Vipshop Holdings Ltd ADR * (a)	9,193,469
		64,244,135
	Internet Application Software – 1.60%
1,207,400	Tencent Holdings Ltd	27,407,129
	Internet Content - Entertainment – 4.15%
369,300	NetEase Inc ADR	71,356,146
	Web Portals / ISP – 1.66%
172,900	Baidu Inc ADR * (a)	28,554,435
	Total China (cost $163,382,831)	$191,561,845

	France – 0.52%
	Entertainment Software – 0.52%
242,929	UBISOFT Entertainment *	8,908,804
	Total France (cost $5,481,484)	$8,908,804

	Hong Kong – 1.75%
	Alternative Waste Technology – 1.75%
27,130,000	China Everbright International Ltd	30,074,699
	Total Hong Kong (cost $16,734,766)	$30,074,699

	Israel – 0.23%
	Electronic Components - Semiconductors – 0.23%
312,326	Tower Semiconductor Ltd *	3,879,090
	Total Israel (cost $4,727,559)	$3,879,090

	Japan – 10.85%
	Audio / Video Products – 4.71%
1,740,800	Panasonic Corp	14,949,262
2,262,700	Sony Corp	65,902,599
		80,851,861
	Chemicals - Diversified – 0.77%
713,700	Hitachi Chemical Co Ltd	13,169,257

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		June 30, 2016
Shares		Fair Value
	Common Stocks (continued)
	Japan (continued)
	Cosmetics & Toiletries – 0.58%
388,600	Shiseido Co Ltd	$9,988,675
	Electric Products - Miscellaneous – 1.08%
444,900	Mabuchi Motor Co Ltd	18,560,990
	Electronic Components - Miscellaneous – 1.11%
1,025,000	Alps Electric Co Ltd	19,073,253
	Entertainment Software – 0.99%
247,000	Capcom Co Ltd	5,672,405
348,776	Square Enix Holdings Co Ltd	11,253,032
		16,925,437
	Finance - Other Services – 0.90%
1,359,138	Japan Exchange Group Inc	15,473,956
	Metal Products - Distribution – 0.71%
683,973	MISUMI Group Inc	12,220,710
	Total Japan (cost $163,005,980)	$186,264,139

	United States – 84.50%
	Apparel Manufacturers – 1.76%
284,060	Carter's Inc (a)	30,243,868
	Applications Software – 3.67%
1,229,840	Microsoft Corp	62,930,913
	Commercial Services - Finance – 6.90%
173,500	FleetCor Technologies Inc *	24,833,055
353,540	Global Payments Inc	25,235,685
514,860	MasterCard Inc, Class A (a)	45,338,572
241,900	PayPal Holdings Inc *	8,831,769
252,340	Vantiv Inc, Class A *	14,282,444
		118,521,525
	Commercial Services – 1.10%
192,200	Cintas Corp	18,860,586
	Computer Aided Design – 0.48%
205,360	Aspen Technology Inc * (a)	8,263,686
	Computer Software – 1.44%
883,020	SS&C Technologies Holdings Inc	24,795,202

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		June 30, 2016
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Data Processing / Management – 1.88%
438,990	Fidelity National Information Services Inc	$32,344,783
	E-Commerce / Products – 3.05%
73,200	Amazon.com Inc *	52,383,384
	Electronic Components - Semiconductors – 1.85%
689,180	Xilinx Inc (a)	31,791,873
	Electronic Design Automation – 6.49%
2,084,033	Cadence Design Systems Inc *	50,642,002
1,122,620	Synopsys Inc * (a)	60,711,290
		111,353,292
	Entertainment Software – 3.14%
703,380	Activision Blizzard Inc (a) *	27,874,949
342,720	Electronic Arts Inc *	25,964,467
		53,839,416
	Finance - Credit Card – 2.60%
602,100	Visa Inc, Class A (a)	44,657,757
	Finance - Other Services – 6.04%
172,270	Bats Global Markets Inc	4,425,616
429,150	CME Group Inc	41,799,210
224,820	Intercontinental Exchange Inc	57,544,927
		103,769,753
	Internet Content - Entertainment – 2.75%
413,010	Facebook Inc, Class A *	47,198,783
	Investment Management / Advisory Services – 0.85%
104,130	Affiliated Managers Group Inc * (a)	14,658,380
	Medical - Biomedical / Genetics – 4.50%
133,940	Alexion Pharmaceuticals Inc * (a)	15,638,834
95,960	BioMarin Pharmaceutical Inc * (a)	7,465,688
548,700	Celgene Corp *	54,118,281
		77,222,803
	Medical - Generic Drugs – 1.65%
122,870	Allergan PLC *	28,394,028
	Medical - Outpatient / Home Medical – 1.53%
801,074	Premier Inc, Class A * (a)	26,195,120
	Medical - Wholesale Drug Distribution – 0.72%
155,410	AmerisourceBergen Corp (a)	12,327,121
	Multimedia – 0.47%
294,540	Twenty-First Century Fox Inc, Class B (a)	8,026,215
	REITS - Diversified – 2.86%
432,820	American Tower Corp	49,172,680

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		June 30, 2016
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Resorts / Theme Parks – 1.53%
454,505	Six Flags Entertainment Corp	$26,338,565
	Retail - Building Products – 1.99%
431,600	Lowe's Cos Inc	34,169,772
	Retail - Discount – 11.78%
311,070	Costco Wholesale Corp (a)	48,850,433
555,790	Dollar General Corp	52,244,260
1,072,630	Dollar Tree Inc * (a)	101,084,651
		202,179,344
	Retail - Drug Store – 2.09%
430,290	Walgreens Boots Alliance Inc (a)	35,830,248
	Retail - Perfume & Cosmetics – 0.98%
69,200	Ulta Salon Cosmetics & Fragrance Inc *	16,859,888
	Semiconductor Components - Integrated Circuits – 0.75%
226,850	Analog Devices Inc (a)	12,848,784
	Semiconductor Equipment – 4.78%
1,126,800	Applied Materials Inc	27,009,396
413,440	Lam Research Corp (a)	34,753,766
1,030,670	Teradyne Inc (a)	20,293,892
		82,057,054
	Television – 1.81%
571,200	CBS Corp, Class B (a)	31,096,128
	Travel Services – 0.43%
276,990	Sabre Corp	7,420,562
	Web Hosting / Design – 2.63%
116,010	Equinix Inc	44,980,557
	Total United States (cost $1,199,004,626)	$1,450,732,070

	Total Common Stock (cost $1,552,337,246)	$1,871,420,647

	Total Investments in Securities (cost $1,552,337,246)†	$1,871,420,647

	Other Liabilities in Excess of Assets - (9.01%) **	$(154,617,639)

	Net Assets - 100.00%	$1,716,803,008

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*	Non-income producing security.
**	Includes $150,849,589 invested in a BNY Mellon Money Market Account, which is 8.79% of net assets, and foreign currency with a U.S. Dollar value of $32,237,434, which is 1.88% of net assets.
ADR	American Depositary Receipt
†	Aggregate cost for federal income tax purposes is $1,532,275,920. The aggregate gross unrealized gain/(loss) for federal income tax purposes for all portfolio investments is as follows:

Excess of value of cost	$281,954,191
Excess of cost of value	(110,470,833)
$171,483,358

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

June 30, 2016
Percentage of
Investments in Securities - By Industry	Net Assets (%)
Alternative Waste Technology	1.75
Apparel Manufacturers	1.76
Applications Software	3.67
Audio / Video Products	4.71
Chemicals - Diversified	0.77
Commercial Services - Finance	6.90
Commercial Services	1.10
Computer Aided Design	0.48
Computer Software	1.44
Cosmetics & Toiletries	0.58
Data Processing / Management	1.88
E-Commerce / Products	6.80
Electric Products - Miscellaneous	1.08
Electronic Components - Miscellaneous	1.11
Electronic Components - Semiconductors	2.08
Electronic Design Automation	6.49
Entertainment Software	4.65
Finance - Credit Card	2.60
Finance - Other Services	6.94
Internet Application Software	1.60
Internet Content - Entertainment	6.90
Investment Management / Advisory Services	0.85
Medical - Biomedical / Genetics	4.50
Medical - Generic Drugs	1.65
Medical - Outpatient / Home Medical	1.53
Medical - Wholesale Drug Distribution	0.72
Metal Products - Distribution	0.71
Multimedia	0.47
REITS - Diversified	2.86
Resorts / Theme Parks	1.53
Retail - Building Products	1.99
Retail - Discount	11.78
Retail - Drug Store	2.09
Retail - Perfume & Cosmetics	0.98
Semiconductor Components - Integrated Circuits	0.75
Semiconductor Equipment	4.78
Television	1.81
Travel Services	0.43
Web Hosting / Design	2.63
Web Portals / ISP	1.66
Total Investments in Securities	109.01%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited)

		June 30, 2016
Contracts		Fair Value
	Purchased Options – 0.25%
	Call Options – 0.25%
	China – 0.03%
	E-Commerce / Products – 0.03%
5,185	JD.com Inc, 12/16/2016, $25.00	$570,350
	Total China (cost $692,555)	$570,350
	United States – 0.22%
	Diversified Manufacturing Operations – 0.06%
4,300	General Electric Co, 01/20/2017, $30.00	1,006,200
	E-Commerce / Services – 0.07%
3,038	Zillow Group Inc, 11/18/2016, $35.00	1,215,200
	Foreign Exchange – 0.04%
65,673,155	USD / CNH, 06/30/2017, $7.50	659,888
	Oil Components - Integrated – 0.05%
4,431	Exxon Mobil Corp, 07/15/2016, $92.50	819,735
	Total United States (cost $3,746,346)	$3,701,023
	Total Call Options (cost $4,438,901)	$4,271,373
	Put Options – 0.00%
	United States – 0.00%
	Diversified Manufacturing Operations – 0.00%
5,193	General Electric Co, 07/15/2016, $31.00	103,860
	Total United States (cost $409,935)	$103,860
	Total Put Options (cost $409,935)	$103,860
	Total Purchased Options (cost $4,848,836)	$4,375,233

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited) (concluded)

June 30, 2016
Percentage of
Purchased Options - By Industry	Net Assets (%)
Diversified Manufacturing Operations	0.06
E-Commerce / Products	0.03
E-Commerce / Services	0.07
Foreign Exchange	0.04
Oil Components - Integrated	0.05
Total Purchased Options	0.25%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

		June 30, 2016
Shares		Fair Value
	Securities Sold, Not Yet Purchased – 36.04%
	Common Stock – 36.04%
	China – 0.88%
	Computers – 0.46%
13,270,000	Lenovo Group Ltd	$7,988,051
	E-Commerce / Products – 0.26%
207,900	JD.com Inc ADR	4,413,717
	Metal Processors & Fabrication – 0.12%
4,484,000	China Zhongwang Holdings Ltd	1,988,278
	Real Estate Operations / Development – 0.04%
569,600	Guangzhou R&F Properties Co Ltd, Class H	717,328
	Total China (proceeds $23,503,069)	$15,107,374

	France – 0.65%
	Retail - Major Department Store – 0.65%
68,996	Kering	11,148,903
	Total France (proceeds $11,716,964)	$11,148,903

	Hong Kong – 2.34%
	Casino Hotels – 0.46%
621,900	Melco Crown Entertainment Ltd ADR	7,823,502
	Distribution / Wholesale – 0.20%
6,956,000	Li & Fung Ltd	3,353,391
	Finance - Other Services – 1.00%
710,090	Hong Kong Exchanges and Clearing Ltd	17,171,145
	Gas - Distribution – 0.68%
6,483,400	Hong Kong & China Gas Co Ltd	11,816,946
	Total Hong Kong (proceeds $44,156,134)	$40,164,984

	India – 0.36%
	Computer Services – 0.36%
349,100	Infosys Ltd ADR	6,231,435
	Total India (proceeds $6,020,027)	$6,231,435

	Ireland – 1.37%
	Computer Services – 1.37%
207,600	Accenture PLC	23,519,004
	Total Ireland (proceeds $23,303,475)	$23,519,004

	Italy – 0.08%
	Apparel Manufacturers – 0.08%
412,500	Prada SpA	1,273,452
	Total Italy (proceeds $1,357,999)	$1,273,452

	Japan – 6.03%
	Automobile - Cars / Light Trucks – 1.16%
199,400	Toyota Motor Corp ADR	19,938,006
	Chemicals - Diversified – 0.30%
434,400	Kutaray Co Ltd	5,144,712
	Diversified Manufacturing Operations – 0.60%
3,795,000	Toshiba Corp	10,224,564
	Electric - Integrated – 0.69%
1,220,721	Kansai Electric Power Co Inc	11,796,694
	Gas - Distribution – 0.72%
3,023,561	Tokyo Gas Co Ltd	12,390,146

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		June 30, 2016
Shares		Fair Value
	Common Stocks (continued)
	Japan (continued)
	Office Automation & Equipment – 1.02%
614,900	Canon Inc	$17,456,831
	Photo Equipment & Supplies – 0.88%
391,400	FUJIFILM Holdings Corp	15,047,096
	Retail - Apparel / Shoes – 0.66%
43,000	Fast Retailing Co Ltd	11,442,636
	Total Japan (proceeds $112,738,904)	$103,440,685

	Macau – 0.32%
	Casino Hotels – 0.32%
1,645,700	Sands China Ltd	5,504,794
	Total Macau (proceeds $6,461,161)	$5,504,794

	Netherlands – 1.09%
	Semiconductor Equipment – 1.09%
188,900	ASML Holding NV	18,740,769
	Total Netherlands (proceeds $18,997,746)	$18,740,769

	Switzerland – 0.50%
	Computers - Peripheral Equipment – 0.50%
530,200	Logitech International SA	8,631,655
	Total Switzerland (proceeds $7,814,122)	$8,631,655

	Taiwan – 0.39%
	Electronic Components - Miscellaneous – 0.18%
896,100	AU Optronics Corp ADR	3,127,389
	Semiconductor Components - Integrated Circuits – 0.21%
1,830,500	United Microelectronics Corp ADR	3,642,694
	Total Taiwan (proceeds $7,910,847)	$6,770,083

	United States – 22.03%
	Appliances – 0.50%
51,796	Whirlpool Corp	8,631,285
	Beverages - Non-alcoholic – 0.79%
300,010	Coca-Cola Co	13,599,453
	Casino Hotels – 1.07%
423,300	Las Vegas Sands Corp	18,409,317
	Commercial Services - Finance – 0.52%
468,800	Western Union Co	8,991,584
	Computers – 0.28%
378,600	HP Inc	4,751,430
	Computers - Integrated Systems – 0.54%
366,590	Teradata Corp	9,190,411
	Computers - Memory Devices – 1.36%
621,000	Seagate Technology PLC	15,127,560
172,410	Western Digital Corp	8,148,097
		23,275,657
	Cosmetics & Toiletries – 1.15%
232,800	Proctor & Gamble Co	19,711,176
	Diversified Manufacturing Operations – 1.11%
607,400	General Electric Co	19,120,952

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		June 30, 2016
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	E-Commerce Services – 0.26%
121,270	Zillow Group Inc	$4,399,676
	Electric - Integrated – 3.60%
292,930	Consolidated Edison Inc	23,563,289
225,140	Duke Energy Corp	19,314,761
352,800	Southern Co	18,920,664
		61,798,714
	Electronic Components - Semiconductors – 1.71%
529,300	Intel Corp	17,361,040
192,100	Texas Instruments Inc	12,035,065
		29,396,105
	Industrial Automation / Robotics – 0.60%
89,700	Rockwell Automation Inc	10,299,354
	Motorcycle / Motor Scooter – 1.17%
442,930	Harley-Davidson Inc	20,064,729
	Oil Components - Integrated – 1.05%
192,050	Exxon Mobil Corp	18,002,767
	REITS - Apartments – 0.88%
170,810	Camden Property Trust	15,103,020
	REITS - Diversified – 0.78%
133,430	Vornado Realty Trust	13,359,012
	REITS - Hotels – 0.44%
467,500	Host Hotels & Resorts Inc	7,578,175
	REITS - Office Property – 0.42%
54,600	Boston Properties Inc	7,201,740
	Rental Auto / Equipment – 0.36%
190,400	Avis Budget Group Inc	6,136,592
	Retail - Apparel / Shoes – 0.30%
729,370	Ascena Retail Group Inc	5,098,296
	Retail - Automobile – 0.64%
225,000	CarMax Inc	11,031,750
	Retail - Bedding – 0.74%
295,070	Bed Bath & Beyond Inc	12,752,925
	Retail - Discount – 0.43%
106,540	Target Corp	7,438,623
	Retail - Regional Department Store – 0.76%
129,620	Dillard's Inc, Class A	7,854,972
138,500	Kohl's Corp	5,251,920
		13,106,892
	Telecommunication Equipment – 0.18%
69,410	Plantronics Inc	3,054,040
	Telecommunication Equipment Fiber Optics – 0.27%
226,090	Corning Inc	4,630,323
	Toys – 0.12%
66,630	Mattel Inc	2,084,853
	Total United States (proceeds $399,793,730)	$378,218,851

	Total Common Stock (proceeds $663,774,178)	$618,751,989

	Total Securities Sold, Not Yet Purchased (proceeds $663,774,178)	$618,751,989

ADR       American Depositary Receipt

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

June 30, 2016
Percentage of
Securities Sold, Not Yet Purchased - By Industry	Net Assets (%)
Apparel Manufacturers	0.08
Automobile - Cars / Light Trucks	1.16
Appliances	0.50
Beverages - Non-alcoholic	0.79
Casino Hotels	1.85
Chemicals - Diversified	0.30
Commercial Services - Finance	0.52
Computer Services	1.73
Computers	0.74
Computers - Integrated Systems	0.54
Computers - Memory Devices	1.36
Computers - Peripheral Equipment	0.50
Cosmetics & Toiletries	1.15
Distribution / Wholesale	0.20
Diversified Manufacturing Operations	1.71
E-Commerce / Products	0.26
E-Commerce / Services	0.26
Electric - Integrated	4.29
Electronic Components - Miscellaneous	0.18
Electronic Components - Semiconductors	1.71
Finance - Other Services	1.00
Gas - Distribution	1.40
Industrial Automation / Robotics	0.60
Metal Processors & Fabrication	0.12
Motorcycle / Motor Scooter	1.17
Office Automation & Equipment	1.02
Oil Components - Integrated	1.05
Photo Equipment & Supplies	0.88
Real Estate Operations / Development	0.04
REITS - Apartments	0.88
REITS - Diversified	0.78
REITS - Hotels	0.44
REITS - Office Property	0.42
Rental Auto / Equipment	0.36
Retail - Apparel / Shoes	0.96
Retail - Automobile	0.64
Retail - Bedding	0.74
Retail - Discount	0.43
Retail - Major Department Store	0.65
Retail - Regional Department Store	0.76
Semiconductor Components - Integrated Circuits	0.21
Semiconductor Equipment	1.09
Telecommunication Equipment	0.18
Telecommunication Equipment Fiber Optics	0.27
Toys	0.12
Total Securities Sold, Not Yet Purchased	36.04%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited)

			June 30, 2016
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts - 3.88%
	Total Return Swap Contracts - 3.88%
	Application Software - (0.01%)
$4,226,305	2/25/2019	Amadeus IT Holdings SA	$(124,981)

		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Amadeus IT Holdings SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Building Products - Doors & Windows - 0.04%
(13,411,610)	3/4/2019	Asahi Glass Co Ltd	681,609

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Asahi Glass Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

	Commercial Banks Non-U.S. - (0.02%)
(16,840,953.00)	12/13/2019	Australia & New Zealand Banking Group Ltd	(176,705)

		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Australia & New Zealand Banking Group Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

(14,969,504)	12/13/2019	Westpac Banking Corp	(189,891)

		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Westpac Banking Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.
			(366,596)

	Computer Services - 0.01%
(8,383,915)	3/4/2019	NTT Data Corp	232,510

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of NTT Data Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

	Computers - 0.00%
(3,797,263)	3/4/2019	Foxconn Technology Co Ltd	26,759

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Foxconn Technology Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.32%.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			June 30, 2016
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Total Return Swap Contracts (continued)
	Computers - Peripheral Equipment - 0.16%
$(12,349,255)	3/4/2019	Innolux Display Corp	$2,818,043

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Innolux Display Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.00%.

	Electric - Integrated - 0.22%
(15,455,225)	3/4/2019	Tokyo Electric Power Co Inc	3,762,447

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Tokyo Electric Power Co Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

	Electronic Components - Miscellaneous - 0.26%
(11,232,690)	3/4/2019	AU Optronics Corp	2,521,323

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AU Optronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.75%.

(30,893,208)	3/4/2019	Hon Hai Precision Industry Co Ltd	1,769,566

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Hon Hai Precision Industry Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

(3,126,845)	3/4/2019	United Microelectronics Corp	90,181

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of United Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.
			4,381,070

	Electronic Components - Semiconductors - 0.81%
72,674,172	3/4/2019	Samsung Electronics Co Ltd	9,715,116

		Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Samsung Electronics Co Ltd in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			June 30, 2016
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Total Return Swap Contracts (continued)
	Electronic Components - Semiconductors (continued)
$(13,107,058)	3/4/2019	SK Hynix Inc	$4,124,161

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of SK Hynix Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

			13,839,277

	Food - Retail - 0.77%
(5,930,747)	2/25/2019	Distribuidora Internacional de Alimentacion SA	905,011

		Agreement with Morgan Stanley, dated 01/01/2012 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

2,680,723	12/10/2018	Ocado Group PLC	(1,096,063)

		Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of Ocado Group PLC in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%.

(7,603,468)	12/10/2018	Sainsbury PLC	826,174

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Sainsbury PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%.

(7,351,098)	12/10/2018	Tesco PLC	1,990,489

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Tesco PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			June 30, 2016
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Total Return Swap Contracts (continued)
	Food - Retail (continued)
$(21,952,322)	12/23/2019	Wesfarmers Ltd	$(9,714)

		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

(4,230,563)	12/10/2018	WM Morrison Supermarkets PLC	189,748

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of WM Morrison Supermarkets PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%.

(38,989,879)	12/23/2019	Woolworths Ltd	10,491,428

		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Woolworths Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

			13,297,073

	Metal Processors & Fabrications - 0.02%
(7,822,499)	3/4/2019	Catcher Technology Co Ltd	272,988

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Catcher Technology Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.45%.

	Office Automation & Equipment - 0.16%
(14,569,217)	3/4/2019	Ricoh Co Ltd	1,513,247

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			June 30, 2016
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Total Return Swap Contracts (continued)
	Office Automation & Equipment (continued)
$(13,609,308)	3/4/2019	Seiko Epson Corp	$1,259,032

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Seiko Epson Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.51%.

			2,772,279

	Photo Equipment & Supplies - 0.21%
(14,271,330)	3/4/2019	Konica Minolta Inc	3,542,173

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Konica Minolta Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.42%.

	Retail - Apparel / Shoes - 0.07%
(10,246,897)	12/10/2018	Next PLC	1,116,214

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Next PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

	Retail - Discount - (0.26%)
6,034,843	12/10/2018	B&M European Value Retail SA	(1,109,559)

		Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of B&M European Value Retail SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%.

7,690,770	12/10/2018	Poundland Group PLC	(3,320,981)

		Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of Poundland Group PLC in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%.

			(4,430,540)

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			June 30, 2016
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Total Return Swap Contracts (continued)
	Retail - Jewelry - 0.52%
$(21,045,117)	5/8/2017	Cie Financiere Richmont SA	$3,807,190

		Agreement with Morgan Stanley, dated 05/08/2015 to deliver the total return of the shares of Cie Financiere Richmont SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

(25,082,535)	12/10/2018	Swatch Group AG	5,110,927

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Swatch Group AG in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.25%.

			8,918,117

	Retail - Major Department Store - 0.15%
(12,974,985)	12/10/2018	Marks & Spencer Group	2,654,918

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Marks & Spencer Group in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

	Satellite Telecommunications - (0.02%)
5,950,678	2/25/2019	Cellnex Telecom SAU	(417,211)

		Agreement with Morgan Stanley, dated 02/25/2014 to receive the total return of the shares of Cellnex Telecom SAU in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%

	Semiconductor Components - Integrated Circuits - 0.21%
(4,651,678)	3/4/2019	Novatek Microelectronics Corp	1,167,826

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Novatek Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.13%.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			June 30, 2016
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Total Return Swap Contracts (continued)
	Semiconductor Components - Integrated Circuits (continued)
$32,355,309	3/4/2019	QUALCOMM Inc	$2,462,096

		Agreement with Morgan Stanley, dated 03/01/2012 to receive the total return of the shares of QUALCOMM Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%.
			3,629,922

	Television - 0.01%
2,538,602	3/4/2019	Nippon Television Holdings Inc	215,588

		Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Nippon Television Holdings Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.60%.

	Web Portals / ISP - 0.57%
70,832,489	3/4/2019	Alphabet Inc, Class A	9,764,295

		Agreement with Morgan Stanley, dated 03/01/2012 to receive the total return of the shares of Alphabet Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Total Swap Contracts		$66,585,954

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

June 30, 2016
Percentage of
Swap Contracts - By Industry	Net Assets (%)
Application Software	(0.01)
Building Products - Doors & Windows	0.04
Commercial Banks Non-U.S	(0.02)
Computer Services	0.01
Computers	0.00
Computers - Peripheral Equipment	0.16
Electric - Integrated	0.22
Electronic Components - Miscellaneous	0.26
Electronic Components - Semiconductors	0.81
Food - Retail	0.77
Metal Processors & Fabrications	0.02
Office Automation & Equipment	0.16
Photo Equipment & Supplies	0.21
Retail - Apparel / Shoes	0.07
Retail - Discount	(0.26)
Retail - Jewelry	0.52
Retail - Major Department Store	0.15
Satellite Telecommunications	(0.02)
Semiconductor Components - Integrated Circuits	0.21
Television	0.01
Web Portals / ISP	0.57
Total Swap Contracts	3.88%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS (Unaudited)

						June 30, 2016
	Settlement	Currency		Currency		Unrealized
Counterparty	Date	Sold	Contracts	Bought	Contracts	Gain / (Loss)
Forward Currency Contracts – 0.08%
Morgan Stanley & Co., Inc.	10/11/2016	CNH	(445,526,684)	USD	67,920,830	$1,371,292
Total Forward Currency Contracts						$1,371,292

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS (Unaudited) (concluded)

June 30, 2016
Percentage of
Forward Currency Contracts - By Industry	Net Assets (%)
Foreign Exchange	0.08
Total Forward Currency Contracts	0.08%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2016 (Unaudited)

1.	Fair Value Measurement

ACAP Strategic Fund (the “Fund”) follows authoritative guidance for fair value measurement. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Fund recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the nine months ended June 30, 2016.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased, the Schedule of Swap Contracts and the Schedule of Forward Currency Contracts.

The following table summarizes the fair value of assets and liabilities by the ASC 820 fair value hierarchy levels as of June 30, 2016.

				Balance
	Level 1	Level 2	Level 3	June 30, 2016
Assets
Common Stock	$1,871,420,647	$-	$-	$1,871,420,647
Forward Currency Contracts	-	1,371,292		1,371,292
Purchased Options	3,715,345	659,888	-	4,375,233
Total Return Swaps	-	66,585,954	-	66,585,954
Total Assets	$1,875,135,992	$68,617,134	$-	$1,943,753,126

Liabilities
Common Stock	$618,751,989	$-	$-	$618,751,989
Total Liabilities	$618,751,989	$-	$-	$618,751,989

ACAP STRATEGIC FUND
NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2016 (Unaudited) (continued)

2.	Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the NYSE in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Fund’s Board of Trustees (the “Board”).

Domestic exchange traded equity securities (other than options) other than those that trade on NASDAQ are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities sold short), as reported by such exchanges. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00 p.m. (EST) adjusted up to NASDAQ’s best offer price if the last trade is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of the Fund’s net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed “stale” and the value will be determined at fair value. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities sold short) as reported by that exchange.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above.

Other securities for which market quotations are readily available are valued using independent pricing agents, if any. If no such independent pricing agents have been employed for such securities or if no such agents make a price available, any such security will be valued at the average of the bid prices obtained from two or more brokers who deal in the security. If two brokers are not available to provide bids, the bid quoted by a single broker believed to be reliable will be used. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Fund’s investment adviser, SilverBay Capital Management, LLC (the “Adviser”), under the supervision of the Board in accordance with authoritative guidance.

Debt securities (other than convertible securities) are valued in accordance with the procedures described above, which with respect to these securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. The Adviser monitors the reasonableness of valuations provided by the pricing service. If in the view of the Adviser, the bid price of an option or debt security (or ask price in the case of any such security sold short) does not fairly reflect the market value of the security, the security may be valued at fair value in good faith pursuant to procedures adopted by the Board.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be valued at fair value, taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board.

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks
	a.	Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of seeking maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional,” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved. Total return swaps are where one party exchanges a cash flow indexed (on a long or short basis) to a non-money market asset (e.g., an equity security).

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive.

At June 30, 2016, the fair value of the above-mentioned investments was $66,585,954.

ACAP STRATEGIC FUND
NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2016 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)
	b.	Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of correlation risk, counterparty credit risk and leverage risk.

At June 30, 2016, the fair value of the above-mentioned investments was $4,375,233.

	c.	Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Fund may enter into forward foreign currency exchange contracts for hedging and non-hedging purposes to pursue its investment objective. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Fund to “lock in” the US dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligations under the forward contract.

The Fund may also seek to hedge against the decline in the value of a currency or, to the extent applicable, to enhance returns, through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

At June 30, 2016, the fair value of above-mentioned investments was $1,371,292.

4.	Federal Income Tax Information

At September 30, 2015, the aggregate cost and proceeds for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $1,532,275,920, and $640,041,257, respectively. For Federal income tax purposes, at September 30, 2015, accumulated net unrealized gain on portfolio investments was $171,483,358, consisting of $281,954,191 gross unrealized gain and $110,470,833 gross unrealized loss. The accumulated net unrealized loss on securities sold, not yet purchased, was $81,435,030, consisting of $129,727,420 gross unrealized gain and $211,162,450 gross unrealized loss. The difference between book basis and tax basis unrealized gain on portfolio investments and unrealized loss on securities sold, not yet purchased is attributable primarily to cumulative loss deferrals on wash sales and loss deferrals on unsettled short positions and wash sales, respectively.

5.	Subsequent Events
The Fund has determined that no material events or transactions occurred subsequent to June 30, 2016 that would require recognition or disclosure in the Fund’s “Schedule of Investments.”

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ACAP Strategic Fund

By (Signature and Title)*	/s/	Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/	Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	August 26, 2016

By (Signature and Title)*	/s/	George Mykoniatis
George Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)

Date	August 26, 2016

* Print the name and title of each signing officer under his or her signature.